Subsequent Events (Details) - USD ($)			1 Months Ended	6 Months Ended
	Nov. 02, 2020	May 02, 2019	Nov. 24, 2020	Sep. 30, 2020
Ordinary Shares returned				2,000,000
Subsequent event description				The Company did not renew the loan made to RH Holdings Management (HK) Limited upon maturity and expects to fully collect the loan within 3 months after the issuance date of these financial statements.
Mr. Ke [Member]
Ordinary shares purchase		1,000,000
Subsequent Event [Member]
Ordinary Shares cancelled	4,000,000
Subsequent Event [Member] | Mr. Yuan [Member]
Ordinary shares purchase			12,000,000
Par value per share			$ 0.001
Purchase price per share			$ 0.6
Gross proceeds			$ 7,200,000